Financial Instruments - Schedule of leverage ratio (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Gross debt	R$ 15,787,262	R$ 13,291,951
Cash, cash equivalents, and short-term investments	8,031,684	7,170,563
Net debt	7,755,578	6,121,388
Equity	R$ 15,823,444	R$ 14,029,826	R$ 12,174,968	R$ 10,469,240
Leverage ratio	49.01%	43.63%